Property and Equipment, Net (Details) - Schedule of Amortization of Capitalized Development Cost	Jun. 30, 2023 USD ($)
Schedule of Amortization of Capitalized Development Cost [Abstract]
2024	$ 1,612,226
2025	1,254,872
2026	792,856
2027	386,103
2028	152,971
Thereafter	17,096
Total	$ 4,216,124